EIP Receivables - Changes in Aggregate Net Carrying Amount of Unbilled EIP Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, after Allowance for Credit Loss [Abstract]
Beginning balance	$ 43,381	$ 31,989
Additions	99,394	111,028
Billings and payments	(50,579)	(42,671)
Sales of EIP receivables	(23,276)	(52,308)
Foreign currency translation	1,086	(2,288)
Change in allowance for doubtful accounts and imputed discount	(2,496)	(2,369)
Ending balance	$ 67,510	$ 43,381